Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2020
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000889512
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2020
Prospectus Date	rr_ProspectusDate	Jun. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A